Redeemable non-controlling interest - Additional Information (Details) - USD ($)			12 Months Ended
	Sep. 11, 2020	Apr. 04, 2018	Dec. 31, 2020	Sep. 10, 2020	Jul. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Acquisition of NCI			$ (31,000,000)
Asia Offshore Drilling Ltd
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent	100.00%			66.24%	66.24%
Acquisition of NCI	$ 31,000,000
Mermaid | Asia Offshore Drilling Ltd
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners				33.76%
Noncontrolling interest owners option to redeem, price ceiling		$ 125,000,000
Noncontrolling interest parent option to redeem, price floor		$ 75,000,000